Income Taxes - Schedule of Reconciliation from Income Tax Expense (Benefit) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax		¥ 175,084	¥ 52,791	¥ 375,090
Applicable tax rate	31.50%	30.60%	30.60%	30.60%
Income tax expense at Takeda’s domestic (Japanese) statutory tax rate of 30.6%		¥ 53,541	¥ 16,143	¥ 114,703
Non-deductible expenses for tax purposes		25,860	21,353	15,158
Changes in unrecognized deferred tax assets and deferred tax liabilities		45,243	(3,512)	(21,791)
Tax credits		(28,371)	(30,654)	(26,676)
Differences in applicable tax rates of overseas subsidiaries		(39,963)	(29,782)	(31,446)
Changes in tax effects of undistributed profit of overseas subsidiaries		10,282	(1,737)	6,174
Effect of changes in applicable tax rates and tax law		(6,964)	(11,994)	2,482
Tax contingencies		426	(83,784)	13,991
Effect of prior year items		3,305	(2,479)	(7,524)
Entity reorganizations/Divestments		2,880	33,469	(6,321)
Other		702	1,571	(698)
Total		66,941	(91,406)	¥ 58,052
Tax effect of changes in unrecognized deferred tax assets, deferred tax expense related to interest expense carryforward		21,600
US state law change
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of changes in applicable tax rates and tax law		5,809	4,206
Extension of the carryforward period, Japanese earnings stripping rules
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of changes in applicable tax rates and tax law			(16,200)
Japan tax rate change
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of changes in applicable tax rates and tax law		¥ 1,155
AbbVie break fee case with IRA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax contingencies			¥ (63,547)